As filed with the Securities and Exchange Commission on March 12 , 1996

                       1933 Act Registration No. 33-99124
                       1940 Act Registration No. 811-9132

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /x/
Pre-Effective Amendment No. 2                                               /x/
                            -

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /x/
Amendment No. 2                                                             /x/
              -


                        (Check appropriate box or boxes)

                           JWB AGGRESSIVE GROWTH FUND
               (Exact name of registrant as specified in Charter)
                             Century Square Building
                         1188 Bishop Street, Suite 1712
                               Honolulu, HI 96813
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number,
                        including Area code: 808-524-0577

                                 John W. Bagwell
                              JWB Management Corp.
                         1188 Bishop Street, Suite #1712
                               Honolulu, HI 96813

Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

The Registrant hereby declares an indefinite of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET
                            (as required by rule 495)


                           JWB AGGRESSIVE GROWTH FUND


N-1A ITEM NO.                                                          LOCATION
-------------                                                          --------
PART A
Item 1.           Cover Page                                           Cover Page

Item 2.           Synopsis                                             not applicable

Item 3.           Condensed Financial Information                      Fees and Expenses

Item 4.           General Description of Registrant                    Cover Page; Investment
                                                                       Objective and Policies,
                                                                       Tax and General Information

Item 5.           Management of the Fund                               Management of the Fund

Item 6.           Capital Stock and Other Securities                   Dividends and Distributions,
                                                                        Tax and General Information

Item 7.           Purchase of Securities being Offered                 How to Purchase Shares; Net Asset
                                                                       Value, and Special Plans

Item 8.           Redemption or Repurchase                             How to Redeem Shares


PART B
Item 10.          Cover Page                                           Cover Page

Item 11.          Table of Contents                                    Table of Contents

Item 12.          General Information and History                      Description of the Trust

Item 13.          Investment Objectives and Policies                   Investment Policies and
                                                                       Limitations

Item 14.          Management of the Fund                               Investment Management and Administration

Item 15.          Control Persons and Principal Holders of
                  Securities                                           Investment Management and Administration

Item 16.          Investment Advisory and Other Services               Investment Management and Administration

Item 17.          Brokerage Allocation and Other Practices             Portfolio Transactions

Item 18.          Capital Stock and Other Securities                   Description of the Trust

Item 19.          Purchase, Redemption and Pricing of                  How to Purchase Shares; Net Asset Value,
                                                                         and How to Redeem Shares

Item 20.          Tax Status                                           Taxes and Distributions

Item 21.          Underwriters                                         Cover Page and Management of the Fund

Item 22.          Calculation of Performance Data                      Performance Information

Item 23.          Financial Statement                                  Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                           JWB AGGRESSIVE GROWTH FUND

             [COVER: IN THE BACKGROUND IS A PHOTOGRAPH OF A STATUE]

This Prospectus includes a description of the Fund's investment objectives and policies, risks, expenses, and miscellaneous fees. Please read the Prospectus carefully before investing.

                          Prospectus dated March, 1996

                           JWB AGGRESSIVE GROWTH FUND
                             Century Square Building
                         1188 Bishop Street, Suite #1712
                               Honolulu, HI 96813
                                 (808) 524-0577


JWB Aggressive Growth Fund (the "Trust") is a newly organized, diversified open-end management investment company that currently consists of one portfolio (the "Fund"). The Fund's investment objective is to seek capital appreciation. The Fund seeks to achieve its objective by primarily investing in the common stock of companies that are traded on the New York Stock Exchange ("NYSE"), American Stock Exchange ("ASE") and the NASDAQ.

JWB Investment  Advisory & Research,  founded by John W. Bagwell (the "Advisor")
serves  as  investment   advisor  to  the  Fund.  JWB  Management   Corp.   (the
"Administrator") serves as administrator for the Fund.

The minimum initial investment in the Fund is $10,000. The Fund is a pure no-load fund. There are no 12b-1 marketing fees or sales charges. This means that 100% of your investment is invested in shares of the Fund.

This Prospectus contains the information you should know about the Fund before you invest. Please read the Prospectus and retain it for future reference. A Statement of Additional Information for the Fund (dated March, 1996) has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. It is made available for no additional charge by calling Shareholder Services at 1-800-506-9403.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the Fund in any jurisdiction in which such may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
Dedicated to my family and friends, and almighty God who made this all possible.
--------------------------------------------------------------------------------

Pg. 2

                                Table of Contents


                                          PAGE                                                    PAGE
Fees and Expenses........................... 2         How to Purchase Shares..................... 6-7
Investment Objectives and Policies........ 3-4         Special Plans................................ 7
Performance................................. 4         How to Redeem Shares....................... 7-8
Management of the Fund...................... 5         Dividends and Distributions.................. 8
Net Asset Value............................. 6         Tax and General Information................ 8-9

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES. Charges you pay when you buy, sell or hold shares of the Fund:
                                      NONE

ANNUAL FUND OPERATING EXPENSES. These are expenses paid out of the Fund's average daily net assets for services such as management of the Fund, maintaining shareholder records and furnishing shareholder statements. The following are projections that are calculated as a percentage of average daily net assets:

             Management Fees......................................    1%
             Other Expenses.......................................  .90%

             Total Fund Operating Expenses........................ 1.90%*

The table below is intended to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The 5% annual rate of return used in the example below is only for illustration and is not intended to be indicative of the future performance of the Fund, which may be more or less than the assumed rate. Future expenses may be more or less than those shown. You can refer to the sections "How to Purchase Shares" and "Management of the Fund" for more information on transaction and operating expenses of the Fund.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

                  1 Year                                            3 Years
                  ------                                            -------
                   $20                                               $62

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

* For the Fund's first fiscal year or until the Fund's total assets exceed $12 million, a portion of the fees payable to the Fund's investment advisor and administrator will be voluntarily waived so that the total Fund operating expenses will not exceed 2.35% of the Fund's average daily net assets.

Pg. 3

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is a diversified mutual fund in which the objective is to seek capital appreciation. The Fund seeks to achieve this objective through investments primarily in the common stock of companies (referred to herein as "equity securities") that are traded on the NYSE, ASE, and the NASDAQ. In selecting investments for the Fund, the Advisor will allocate investments among securities of particular issuers based on the Advisor's views as to the best values then currently available in the marketplace. Such values are based on a company's ability to show a strong growth momentum, while trading at reasonable valuations relative to the company's growth rate over a stated period, that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth.

Under normal circumstances, the Fund will invest substantially all of its assets in equity securities of large (over $2 billion in market capitalization), medium (under $2 billion in market capitalization), and small companies (under $500 million in market capitalization). Smaller companies may involve greater risks than are associated with larger companies due to limited product and market diversification with fewer financial resources. The Advisor will consider industry diversification as an important factor, although the emphasis on a certain industry may change due to the outlook for earnings in certain sectors. Diversification means placing a limitation on the amount of money invested in any one issuer and limiting the amount of money invested in any one industry, which reduces the risks of investing. Although the Fund invests primarily in common stock, it may ordinarily invest a portion of its assets in cash or cash equivalents such as obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities ("U.S. Government securities") or high quality money market instruments such as notes, certificates of deposit or bankers acceptances. The Advisor may determine that it is appropriate to assume a temporary defensive posture in the market, in which case, the Fund may invest up to 100% of its assets in these instruments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 10% of its net assets in securities that the Advisor determines, under the supervision of the Board of Trustees, to be illiquid. This means that the securities may be difficult to sell promptly at an acceptable price. The sale of some illiquid and other types of securities may be subject to legal restrictions. These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it will hold.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. Although the Fund has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Fund will maintain a segregated account, with its Custodian, of cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds re-invested, whenever such action is deemed prudent from the viewpoint of the Fund's investment objectives, regardless of the holding period of the security. In the future, the Fund's historical turnover rate will be included in the Fund's financial highlights table.

Pg. 4

Higher portfolio turnover rate results in higher rate of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. Given the Fund's investment objective, its annual portfolio turnover generally is not expected to exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

FUNDAMENTAL INVESTMENT POLICIES. The Fund's investment objective, to seek capital appreciation, is a fundamental policy. This means that this policy may not be changed without a vote of the holders of a majority of the Fund's shares. All other policies in this Prospectus, other than those identified in this paragraph, may be changed without shareholder approval. Additional fundamental policies are the following: (1) With respect to 75% of its assets, the Fund may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer; (2) the Fund may not invest more than 25% of its total assets in any one industry, and
(3) the Fund may only borrow for temporary or emergency purposes, which borrowings may not exceed 5% of its total assets.

RISK FACTORS. The Fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In short-term, stock prices can fluctuate dramatically in response to these factors. However, over time, stocks although more volatile, have shown greater growth potential than other investments. The Fund is not, in itself, a balanced investment plan, and the lack of operating history may also present certain risks. The value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques or those having as investment objectives, the conservation of capital and/or the realization of current income. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that this Fund can achieve its objective, since all investments are inherently subject to market risk.

                                   PERFORMANCE

The term "TOTAL RETURN" will be used as a tool of measurement for the Fund's performance. Total return is the change in value of an investment in the Fund over a certain period of time, assuming that all income distributions have been re-invested. Cumulative total return reflects the actual performance over a certain period of time and an average total return reflects a hypothetical rate of return. If this hypothetical rate of return is realized annually, the numbers reflected are indicative of what the actual cumulative total return would be for that extended period of time. Total return will be shown for recent one, five, and ten year periods and may be shown for other periods as well. From time-to-time, the Fund may advertise its yield. The "YIELD" refers to the income generated by the Fund over a specified thirty-day period, which is then expressed as an annual percentage rate. Investors should note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor evaluations of the Fund published by nationally recognized rating services and by financial publications that are nationally recognized. The S&P 500 is the Standard & Poors Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume re-investment of all distributions and does not reflect brokerage commissions incurred if purchasing the stocks in the open market.

Pg. 5

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment advisor and administrator. The day-to-day operations of the Fund are delegated to the Advisor. The Statement of Additional Information contains background information regarding each of the Fund's Trustees and Executive Officers.

ADVISOR - JWB INVESTMENT ADVISORY & RESEARCH. The Advisor is responsible for selection and management of the Fund's portfolio. The Advisor is a registered investment advisor, under the Investment Advisors Act of 1940 and was established as a sole proprietor in 1993. The Advisor is wholly owned by John W. Bagwell. The Advisor's office is located at Century Square Building, 1188 Bishop Street, Suite #1712, Honolulu, HI 96813. For its services, the Fund pays to the Advisor a monthly fee of 1% of its average daily net assets. This 1% charge is higher than other funds of this type, however the overall operating fees are expected to be lower than other funds. John W. Bagwell is the portfolio manager for the Fund. Mr. Bagwell has been a registered investment advisor with the Securities and Exchange Commission and the State of Hawaii since 1993. He previously served as a general securities principal for several broker/dealers, and has been a broker in the securities arena since 1989. Mr. Bagwell has not had previous experience in managing a mutual fund.

ADMINISTRATOR - JWB MANAGEMENT CORP. The Administrator provides the Fund with certain administrative and shareholder services, subject to the supervision and direction of the Board of Trustees of the Fund. The Administrator provides a variety of services, including furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of material for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund. In addition, the Administrator pays for certain expenses borne by the Fund including the charges and expenses of the transfer agent, legal expenses, bookkeeping and accounting expenses, costs of maintaining the books and records of the Fund, the expense of printing and mailing Prospectuses and sales materials used for promotional purposes, and other miscellaneous expenses not borne by the Fund. For the services provided to the Fund by the Administrator, the Fund pays to the Administrator a monthly fee of .90% of the Fund's average daily net assets.

THE ADMINISTRATOR HAS CONTRACTED WITH BROWN LEGAL RESOURCES, INC., 152R Main Street, Wenham, Massachusetts 01984, to provide assistance on many of the administrative functions.

DISTRIBUTOR - Declaration Distributors, Inc., 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428, serves as the Fund's distributor.

CUSTODIAN AND TRANSFER AGENT. The First National Bank of Boston, 150 Royall St., Canton, Massachusetts 02021, serves as custodian and accounting agent for the Fund. The Declaration Service Company, 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428, serves as the Fund's transfer agent, dividend disbursing agent, and shareholder service agent.

Pg. 6

                                 NET ASSET VALUE

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding on that same day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

                             HOW TO PURCHASE SHARES

In order to invest in the Fund, an investor must first complete and sign an account application, which is included in this Prospectus. INVESTORS MAY CALL SHAREHOLDER SERVICES AT 1-800-506-9403 concerning questions on how to fill out the account application forms or general questions concerning the Fund. Completed and signed applications should be mailed to Shareholder Services (see below).

Orders for the purchase of shares received when the Fund is open for business, before 4:00 p.m. New York time, will be executed at the NAV determined that day. The minimum initial investment for non-qualified accounts is $10,000 and the minimum for additional purchases is $5,000. The minimum initial purchase for IRA accounts (or other qualified accounts) is $250, and subsequent investments must be $50 or more. All purchase orders will be executed at the NAV next determined after the order is received by the Fund's transfer agent.

FOR INFORMATION about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, AN INVESTOR SHOULD TELEPHONE SHAREHOLDER SERVICES AT 1-800-506- 9403 OR WRITE TO SHAREHOLDER SERVICES AT THE ADDRESS SET FORTH BELOW. Investors should consult their own tax advisors about the establishment of retirement plans.

PURCHASE BY MAIL. If the investor desires to purchase shares by mail, a check made payable to the JWB Aggressive Growth Fund should be sent along with the completed account application to Shareholder Services.

SEND YOUR PURCHASE ORDER TO:        JWB Aggressive Growth Fund
                                    c/o Declaration Service Company
                                    P.O. Box 9006
                                    Valley Forge, PA 19485

PURCHASES BY TELEPHONE. Investors may purchase shares by telephoning Shareholder Services at 1-800- 506-9403. Telephone orders will not be accepted until a completed account application in proper form has been received by the transfer agent at the address set forth above. After the transfer agent receives a telephone order, an investor should then wire federal funds to:

                                    The First National Bank of Boston
                                    ABA# 011000390
                                    Attn: JWB Aggressive Growth Fund, DDA#6140
                                    For the benefit of: (Shareholder's Name &
                                    Account #)

Pg. 7

GENERAL. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. However, shareholders would generally be given the right to re-invest dividends during a time when sales were suspended. The Fund also reserves the right to cancel any purchase due to nonpayment, waive or lower the investment minimums, modify the conditions of purchase at any time, and reject any check not made directly payable to the JWB Aggressive Growth Fund. Investors who purchase or redeem shares of the Fund through broker/dealers may be subject to service fees imposed by those broker/dealers for the services they provide.

                                  SPECIAL PLANS

SYSTEMATIC WITHDRAWAL PLAN. Under a systematic withdrawal plan, a shareholder can arrange for monthly, quarterly or annual checks in any amount (but not less than $100) to be drawn against the balance of his or her account. Payment of this amount can be made on the 5th or the 25th of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan. Under a systematic withdrawal plan, all shares are to be held by the transfer agent, and all dividends and distributions are re-invested in shares of the Fund by the transfer agent. To provide funds for payments made under the systematic withdrawal plan, the transfer agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption. Payments under a systematic withdrawal plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and capital gains or losses, rather than ordinary income. The systematic withdrawal plan may be terminated at any time upon 10 days prior notice to Shareholder Services (1-800-506-9403). As an alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account.

AUTOMATIC INVESTMENT PLAN. This plan allows investors to purchase shares on a regular monthly basis. Under this plan, on a preset day of the month, a draft is drawn on the investor's bank account in any amount ($100 and over) specified by the investor. The proceeds of the draft are immediately invested in shares of the Fund at the NAV determined on the date of investment. The automatic investment plan may be discontinued upon 30 days written notice or at any time by the investor by written notice to Declaration Service Company, which is received not later than 5 business days prior to the designated investment date.

AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT PLAN. Dividends and capital gains declared by the Fund will be re-invested automatically at net asset value unless you choose an alternative payment option on the application form. Dividends and capital gains not re-invested are paid by check. {For additional information on dividends and capital gains see "Dividends and Distributions" and "Tax and General Information" on pages 8-9.}

                              HOW TO REDEEM SHARES

You can arrange to take money out of your Fund account at any time by selling some or all of your shares. Your shares will be sold at the next share price calculated after your order is received. You may redeem your shares by mail or telephone. REDEMPTIONS FROM RETIREMENT ACCOUNTS (IRA'S AND OTHER QUALIFIED ACCOUNTS) MUST BE IN WRITING AND INCLUDE ALL INFORMATION TO BE DEEMED RECEIVED IN GOOD ORDER (QUALIFIED ACCOUNTS ARE NOT ELIGIBLE FOR THE TELEPHONE REDEMPTION OPTION). Shareholders are automatically provided telephone privileges unless such privilege is specifically rejected on the application form. Redemption proceeds are mailed within five business days after an order is received, except the mailing or wiring of redemption proceeds on shares purchased by personal, corporate or government checks may be delayed until it has been determined that collected funds have been received for the purchase of such shares, which may take up to 15 days from the purchase date.

Pg. 8

The clearing period does not apply to purchases made by wire or by cashier's, treasurer's, or certified checks. The Fund and the transfer agent employ procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations to the address of record. If such procedures are not reasonably designed to prevent unauthorized or fraudulent instructions, the Fund may be liable for any losses from unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Fund by verifying your signature. EXAMPLES OF WHEN SIGNATURE GUARANTEES ARE REQUIRED ARE: (1) establishing certain services after the account is opened; (2) requests for redemptions by mail or telephone in excess of $10,000; (3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s); (4) transferring shares to another owner, or (5) changes in previously designated wiring instructions.

These requirements may be waived or modified in certain circumstances. Acceptable guarantors are all eligible guarantor institutions as defined by the Securities Exchange Act of 1934, such as: commercial banks which are FDIC members, trust companies, credit unions, savings associations, firms which are members of a domestic stock exchange, and foreign branches of any of the above. We cannot accept guarantees from institutions or individuals who do not provide reimbursement in the case of fraud, such as notaries public.

MINIMUM ACCOUNT BALANCE. If an investor's account balance falls below $9,000 for non-qualified accounts or $100 for qualified accounts (such as IRA's) as a result of investor withdrawals (not due to market depreciation), the investor will be given thirty days notice to reestablish the minimum balance. If you do not increase your balance, the Fund reserves the right to close your account and send the proceeds to you. The shares will be redeemed at the NAV on the day your account is closed.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net income and net capital gains to shareholders. Dividends from net investment income and distributions from capital gains, if any, are normally declared in December and paid after the end of the year.

                           TAX AND GENERAL INFORMATION

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend re-investment program. In January, the Fund will mail shareholders a form indicating the federal tax status of your dividend and capital gain distributions.

Redemptions from the Fund will result in a short or long-term capital gain or loss, depending on how long you have owned the shares. The Fund will mail a form indicating the trade date and proceeds from all redemptions.

Pg. 9

When investors purchase shares just before the Fund pays a distribution from NAV, the share price of each Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any distributions from these amounts that are distributed to the investor, no matter how long the investor has held their shares, will be fully taxable, even if the net asset value of the shares are reduced below the price you paid for your shares. The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local or foreign tax consequences of investing in this Fund.

GENERAL INFORMATION: The Fund was organized on October 10, 1995 under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. An investor in the Fund is entitled to one vote for each full share held and a fractional vote for each fractional share held. There will normally be no meetings of investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. Any Trustee may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of 10% of the Fund's outstanding shares.

The expenses borne by the Fund include all organizational expenses, brokerage commissions for portfolio transactions, taxes (if any), the advisory fee, administration fee, extraordinary expenses of printing and mailing proxy statements, expenses of registering and qualifying shares for sale (Blue Sky fees), fees of Trustees who are not "interested persons" of the Advisor or Administrator, custodian fees, auditors expenses, and the Fidelity Bond premiums.

THE FUND WILL SEND OUT A MONTHLY REPORT DETAILING PORTFOLIO COMPOSITION, PRICE AND A SHORT DESCRIPTION OF WHAT DRIVES EACH BUY AND SELL DECISION TO EACH SHAREHOLDER. As an alternative to receiving the report by mail, shareholders may receive this monthly report and a daily NAV share price by accessing the Fund's portfolio on the Internet via a Web site (THE FUND'S WEB PAGE(S) ADDRESS IS
HTTP: //WWW.JWB.COM). In addition, the Fund will also send investors a semi-annual report and audited annual report and year end tax information about their account. In an effort to conserve on the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its financial reports by household. This means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want consolidation to apply to his or her account should contact the transfer agent. Each time you buy and sell shares or re-invest a dividend or capital gain distribution in the Fund, you will receive a statement confirming such transaction and listing current share balance with the Fund. The transfer agent may impose certain copying charges for requests for copies of shareholder account statements and other historical information older than 1 year. SHAREHOLDER INQUIRIES CONCERNING THEIR ACCOUNTS SHOULD BE DIRECTED TO SHAREHOLDER SERVICES BY CALLING 1-800-506-9403.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF SHARES IN ANY STATE WHICH, OR TO ANY PERSON WHOM SUCH OFFER MAY NOT LAWFULLY BE MADE.

Pg. 10                       Not Part of the Prospectus

                 JWB AGGRESSIVE GROWTH FUND ACCOUNT APPLICATION

                      (FOR ASSISTANCE CALL 1-800-506-9403)
--------------------------------------------------------------------------------

Ways to set up your account: 1. Individual or Joint Tenant--individual accounts are owned by one person; joint accounts are owned by two or more investors (called Tenants). 2. Gift to Minor--these accounts provide a way to give money to a child and obtain possible tax benefits. An individual can give up to $10,000 a year to a child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gift to Minors Act
(UGMA) or the Uniform Transfer to Minors Act (UTMA). 3. Trust--the trust must first be established before an account can be opened. 4. Corporation, Partnership or Other Type of Business Entity--used for the investment needs of a business.

--------------------------------------------------------------------------------

ACCOUNT REGISTRATION: Social Security Number  ______-____-________


_ Individual _______________________   ________________  _______________________
             First                     Middle            Last Name
_  Joint Tenant ____________________   ________________  ______________________*
                First                  Middle            Last Name

*Joint tenant does not need a Social Security number. In addition, for joint registrations, the account registration will be joint tenants with right of survivorship, and not tenants in common unless tenants in common or community property registrations are requested. I understand that I am responsible for consulting an attorney to determine whether applicable state law recognizes the joint tenancy with right of survivorship form of ownership.

--------------------------------------------------------------------------------

SECURITY INFORMATION NEEDED FOR TELEPHONE REDEMPTION PRIVILEGE:
Mother's Maiden Name: _________________________  _______________________________
                      First                      Last Name
For corporations, trusts, partnerships or other entities, the mother's maiden name of the trustee or registered officer authorized to redeem money shall be used as a security measure. Unless indicated below, I authorize the transfer agent to accept instructions from any person to redeem shares in my account, by telephone, in accordance with the procedures and conditions set forth in the Prospectus. (TELEPHONE REDEMPTIONS ARE USUALLY MAILED TO THE ADDRESS OF RECORD, BUT IF YOU THINK YOU MAY NEED THE MONEY FASTER, PLEASE FILL OUT THE BANK INFORMATION ON PAGE 12, SO THE MONEY CAN BE WIRED TO YOUR BANK ACCOUNT.) _ I do not want the telephone redemption privilege.
--------------------------------------------------------------------------------

_  Gift to Minor    __________________________________________ AS CUSTODIAN FOR
                    Custodian's Name (Only one per account)
___________________________________     _________________________    _______
Minor's Name (Only one per account)     Minor's Social Security #    State

(This section is established to follow the rules under the Uniform Gift to Minors Act or the Uniform Transfer to Minors Act.)
--------------------------------------------------------------------------------

                       DO NOT USE FOR AN IRA APPLICATION

Pg. 11

_  TRUST

Name of Trustee _____________________________ TRUSTEE FOR ______________________
DATED ________________     ____________________ (Taxpayer Identification Number)
--------------------------------------------------------------------------------

_ CORPORATION   _ PARTNERSHIP   _ OTHER TYPE OF BUSINESS ENTITY
_________________________________________________________________
Name of Corporation, Partnership or Other Type of Business Entity
_________________________________________      ______________________________
Registered Officer                             Taxpayer Identification Number

--------------------------------------------------------------------------------

MAILING ADDRESS
____________________________________________                 _________________
Street or P.O. Box Number                                    Suite or Apt.
_______________________________________   _________________  _________________
City                                      State               Zip Code
(______) ______________________________   (______) ___________________________
Daytime Phone                              Evening Phone

--------------------------------------------------------------------------------

_ U.S. CITIZEN   _ RESIDENT ALIEN   _ NON-RESIDENT ALIEN _____________________
                                                         (Specify the Country)
--------------------------------------------------------------------------------

YOUR INITIAL INVESTMENT AMOUNT $__________________ (Minimum initial investment $10,000 and subsequent investment $5,000) _ Investment by mail (Make check payable to JWB Aggressive Growth Fund.) _ Investment by wire (Call 1-800-506-9403 or read instructions on page 6 of the Prospectus.)

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN (A minimum account balance of $5,000 is required to establish this plan.)

_  Yes (Please send checks in the amount of  $____________ (Minimum of $100).)
_  Monthly   _ Quarterly   _ Annual  Withdrawal
_ I want the systematic withdrawal to be made on the 5th of the month. _ I want the systematic withdrawal to be made on the 25th of the month.
_ Have all payments transferred from my fund account to my bank account. (PLEASE FILL OUT BANK INFORMATION ON PAGE 12.)

The systematic withdrawal plan may be terminated at any time upon ten (10) days prior notice to Shareholder Services (1-800-506-9403).

Pg. 12

AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT PLAN

Dividends and capital gains declared by the Fund will be re-invested automatically at net asset value unless otherwise indicated. _ Have all dividends and capital gains paid in cash.
--------------------------------------------------------------------------------

YOUR SIGNATURE

I/we am/are of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below: (1) I/we hereby ratify any instructions, including telephone instructions, given on this account; (2) as required by federal law, I/we certify under penalties of perjury, that the Social Security or taxpayer identification number provided is correct, and (3) that the IRS has never notified me/us that I/we am/are subject to 31% backup withholding, or has notified me/us that I/we am/are no longer subject to such backup withholding. (Please take note: If part (3) of the preceding sentence is not true in your case, please strike out that part before signing.)

X____________________________    X____________________________    X____________
 Individual (Or Custodian)        Joint Tenant (If applicable)     Date
X____________________________________   X_______________________  X____________
 Trustee, or Registered Officer, Etc.    Title                     Date
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

I authorize JWB Aggressive Growth Fund to establish an automatic investment plan for me and draw on my _ Checking _ Savings in the amount of $______________ ($100 minimum) on the ______ day of each month, which is to be invested into JWB Aggressive Growth Fund. (PLEASE FILL OUT BANK INFORMATION BELOW.)

I agree that if such debit is not honored upon presentation, Declaration Service Company may discontinue this service and any purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase is made, Declaration Service Company shall be authorized to liquidate other shares, or fractions thereof, held in my account to make up the deficiency. This automatic investment plan may be discontinued upon 30 days written notice or at any time by the investor by written notice to Declaration Service Company, which is received not later than five (5) business days prior to the above designated investment date.
X__________________________  Date_______ X_________________________ Date _______
   Signature(s)
--------------------------------------------------------------------------------

BANK INFORMATION: Please complete the following information and include a voided check to establish an automatic investment plan, systematic withdrawal plan, or a wire transfer for the telephone redemption privilege (or ACH):
_____________________________________________    ______________________________
Name of Bank                                     Account Number
_______________________________________    ______________  _________     ______
Address of Bank                            City            State       Zip Code
_______________________________________    ____________________________________
Bank Routing Number                        Name of Account Holder
(The 9 digit number on the lower left
side of check.)

 X_______________________ Date ________ X_______________________ Date ________
 Signatures(s)
--------------------------------------------------------------------------------

MAIL CHECK AND COMPLETED APPLICATION TO:    JWB Aggressive Growth Fund
                                            Declaration Service Company
                                            P.O. Box 9006
                                            Valley Forge, PA  19485

Pg. 13                        (Not Part of the Prospectus)

       JWB AGGRESSIVE GROWTH FUND IRA APPLICATION AND ADOPTION AGREEMENT
                      (FOR ASSISTANCE CALL 1-800-506-9403)
--------------------------------------------------------------------------------

IRA Registration: ______________________________________________________________
                               Name
_________________________________________  _________________  ______  __________
Mailing Address                            City               State   Zip Code
__________     ______________________     _____________     _____________
Birth Date     Social Security Number     Daytime Phone     Evening Phone
                                          Number            Number

TYPE OF IRA INVESTMENT

(CONTRIBUTION FOR: _ CURRENT TAX YEAR 19___   _ PRIOR TAX YEAR 19___)

_  Regular IRA                             $_____________

_  Spousal IRA                             $_____________

_  Rollover IRA Contribution               $_____________
     (Must be done within 60 days)

_  From Qualified Plan   _ From Another IRA

_  SEP-IRA                                 $_____________

_  IRA Transfer                            $_____________
     (Please complete IRA transfer form.)

MINIMUM INVESTMENT IS $250 AND SUBSEQUENT INVESTMENT IS $50 OR MORE. Maximum contribution is $2,000 per year. A spouse with earned income under $250 may contribute a minimum of $250 to a separate IRA account.

MAIL IRA APPLICATION TO:
JWB AGGRESSIVE GROWTH FUND
Declaration Service Company
P.O. Box 9006
Valley Forge, PA  19485

--------------------------------------------------------------------------------
BENEFICIARY    DESIGNATION
_____________________     ________________________      ______________________
PRIMARY  Beneficiary's    Relationship-Percentage-      Social Security Number
Name                      Date of Birth
____________________________________   ___________    __________  ______________
Address                                City           State       Zip Code
_____________________     ________________________      ______________________
SECONDARY Beneficiary's   Relationship-Percentage-      Social Security Number
Name                      Date of Birth
____________________________________   ___________    __________  ______________
Address                                City           State       Zip Code

Any married resident of a "community property" or marital property state, which classifies this IRA under state law as community property, who designates a beneficiary or beneficiaries other than his or her spouse to receive more than half of the account balance, must obtain the consent of his or her spouse to such beneficiary designation. The spouse's signature below shall serve as evidence of consent. I HEREBY give the account holder any interest I may have in the funds deposited in this account and consent to the beneficiary designation(s) indicated above. I assume full responsibility for any adverse consequences that may result. No tax or legal advice was given to me by the trustee or custodian. X____________________________ X__________
                       SPOUSE'S SIGNATURE            Date

I hereby adopt the JWB Aggressive Growth Fund's Individual Retirement Custodial Account Agreement appointing The First National Bank of Boston as Custodian. I have received, read and understood the Individual Retirement Custodial Account Agreement and Disclosure Statement and the Prospectus for the JWB Aggressive Growth Fund under this Agreement. "I CERTIFY UNDER PENALTIES OF PERJURY that the Social Security number or tax ID number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I
have   checked  this  box."  _
X__________________________________________   X________________
 YOUR SIGNATURE                                Date

Pg. 14                     (Not Part of the Prospectus)

                  JWB AGGRESSIVE GROWTH FUND IRA TRANSFER FORM

____ (THIS FORM MUST ACCOMPANY THE IRA APPLICATION AND ADOPTION AGREEMENT.)_____

NAME AND ADDRESS
________________________________________    ________________________________
Name                                        Social  Security Number
________________________________________    ____________   _________   ________
Address                                     City           State       Zip Code
_____________________________               ________________________
Daytime Phone Number                        Evening Phone Number



IRA INFORMATION
_  Regular IRA   _ Spousal IRA   _ Rollover IRA    _ SEP-IRA

 _ CD Maturity Date _________  _ Other______________

IRA INVESTMENT INSTRUCTIONS--TRANSFER TO: (CHECK ONE OF THE FOLLOWING)
_ I am opening a new account and have attached an IRA  Application  and Adoption
  Agreement.
  _ Please deposit proceeds in my existing JWB Aggressive  Growth Fund IRA.
    ____________________________________
    Your Account Number

TRANSFER FROM
____________________________       ____________________________________________
Account Number                     Name of Current Trustee or Custodian
________________________________________    ____________   _________   ________
Address of Current Trustee or Custodian     City           State       Zip Code

AUTHORIZATION TO CURRENT TRUSTEE OR CUSTODIAN

To current Trustee or Custodian: Please liquidate _ All or _ Part ($______________________) of the account listed above and transfer the proceeds of liquidation directly to my JWB Aggressive Growth Fund IRA _ Immediately or _
At        maturity.
X_________________________________________   X________________________
  Your Signature                               Date

--------------------------------------------------------------------------------

*IMPORTANT* Your current trustee or custodian may require your signature to be guaranteed. Call them for requirements.

_____________________________________________________   _______________
Name of Bank or Firm                                    Date

_____________________________________________________
Signature Guarantee (Notary publics are not acceptable guarantors.)

********************************************************************************
LETTER OF ACCEPTANCE: Acceptance by Declaration Service Company, agent for The First National Bank of Boston, which accepts its appointment as Custodian for the above referenced account and requests the transfer of assets as indicated above. To ensure proper crediting, make check payable to The First National Bank of Boston, for the benefit of (the account holder's name), and reference the following:

________________________________________        _______________________________
Custodian for JWB Aggressive Growth Fund        Account of (Participant's Name)

________________________________________
Participant's Account Number

ATTENTION CURRENT TRUSTEE OR CUSTODIAN: Mail check and a copy of this form identifying it as a transfer of assets to: JWB Aggressive Growth Fund, Declaration Service Company, P. O. Box 9006, Valley Forge, PA 19485.

___________________________________________________    ___________________
Authorized Signature                                   Date

Pg. 15

IRA Automatic Investment Plan

I authorize JWB Aggressive Growth Fund to establish an automatic investment plan for me and draw on my _ Checking _ Savings in the amount of $______________ ($100 minimum) on the _______ day of each month, which is to be invested into JWB Aggressive Growth Fund. (Please fill out bank information below.)

I agree that if such debit is not honored upon presentation, Declaration Service Company may discontinue this service and any purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase is made, Declaration Service Company shall be authorized to liquidate other shares, or fractions thereof, held in my account to make up the deficiency. This automatic investment plan may be discontinued upon 30 days written notice or at any time by the investor by written notice to Declaration Service Company, which is received not later than five (5) business days prior to the above designated investment date.

X________________________ Date ________  X________________________ Date ________
   Signature(s)
--------------------------------------------------------------------------------

IRA SYSTEMATIC WITHDRAWAL PLAN (A minimum account balance of $5,000 is required to establish this plan.)

_  Yes (Please send checks in the amount of $_______________ (Minimum of $100).)
_  Monthly   _ Quarterly    _ Annual Withdrawal
_  I want the systematic withdrawal to be made on the 5th of the month.
_  I want the systematic withdrawal to be made on the 25th of the month.
_  Have all payments transferred from my fund account to my bank account.
     (PLEASE FILL OUT BANK INFORMATION BELOW.)

Systematic withdrawal plan may be terminated at any time upon ten (10) days prior notice to Shareholder Services (1-800-506-9403).
--------------------------------------------------------------------------------

BANK INFORMATION: Please complete the following information and include a voided check to establish an IRA automatic investment plan or a IRA systematic withdrawal plan:

____________________________________________     ______________________________
Name of Bank                                     Account Number
_____________________________________    ______________   _________   _________
Address of Bank                          City             State       Zip Code
_____________________________________            ______________________________
Bank Routing Number                              Name of Account Holder
(The 9 digit number located on the lower left side of your check.)

X____________________________________________   X______________________________
   Signatures(s)
X___________                                    X_____________
   Date                                          Date
--------------------------------------------------------------------------------

BE SURE TO DOUBLE CHECK ALL APPROPRIATE SIGNATURE PLACES TO INSURE THEY HAVE BEEN SIGNED AND DATED (RELATIVE TO YOUR INVESTMENT NEEDS). YOU DO NOT NEED TO SIGN AND DATE THE SPECIAL PLANS, SUCH AS THE AUTOMATIC INVESTMENT PLAN, OR FILL OUT THE SYSTEMATIC WITHDRAWAL PLAN IF YOU DO NOT WANT THOSE PLANS.

                           JWB AGGRESSIVE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated March, 1996, which may be obtained by writing the Fund at Century Square Building, 1188 Bishop Street, Suite #1712, Honolulu, HI 96813.

TABLE OF CONTENTS                                                          PAGE

Investment Policies and Limitations........................................ 2-3
Portfolio Transactions..................................................... 3-4
Management of the Fund..................................................... 4-5
Investment Management and Administration...................................   6
Performance Information.................................................... 7-8
Taxes and Distributions.................................................... 8-9
Description of the Trust...................................................   9

Investment Advisor
JWB Investment Advisory & Research

Administrator
JWB Management Corp.

Distributor
Declaration Distributors, Inc.

Custodian
First National Bank of Boston

Transfer Agent
Declaration Service Company

Pg. 2
                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

FUNDAMENTAL POLICIES. The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" of the Fund (as defined in the Investment Company Act of 1940). However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. The following are the Fund's fundamental investment limitations set forth in their entirety. The Fund may not:

(1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) Borrow in amounts exceeding 5% of its total assets at the time of borrowing. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing;

(4) Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) Invest 25% or more of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities or commodities futures contracts; and

(8) Lend money, except that it may purchase and hold debt securities publicly traded or privately placed and may enter into repurchase agreements. The Fund will not lend securities if such a loan would cause more than 33 _ % of the value of its total net assets to then be subject to such loans.

NON-FUNDAMENTAL   POLICIES.   The  following  are   non-fundamental   investment
limitations and, therefore may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

(9) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions;

(10) Invest more than 5% of its total assets in warrants to purchase common stock;

(11) Invest in companies for the purpose of exercising control or management;

Pg. 3

(12) Purchase or write puts, calls, or any combination thereof;

(13) Invest more than 10% of its net assets in illiquid securities;

(14) Invest in oil, gas, or other mineral exploration or development programs or leases;

(15) Purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

PREFERRED STOCK. The Fund may, from time-to-time, purchase preferred stock.

AMERICAN DEPOSITORY RECEIPTS. The Fund may purchase American Depository Receipts ("ADR's"). ADR's are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADR's are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADR'S continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.

FIRM COMMITMENT AGREEMENTS. The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date. The Fund will not enter into such agreements for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase. Accordingly, if the market price of the security should decline, the effect of the agreement would obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government securities, cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

                             PORTFOLIO TRANSACTIONS

The Advisory Agreement between the Fund and the Advisor, provides that when executing portfolio transactions and selecting brokers and dealers, is to seek the best overall terms available. In this regard, the Advisor will seek the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions, the Advisor considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, and the ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Advisor's staff. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

Pg. 4

The Advisor must determine in good faith, however, that such commissions are reasonable in relation to the value of the brokerage and research services provided (viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised).

The Board of Trustees will periodically review the commissions paid by the Fund to monitor if the commissions paid over represented periods of time were reasonable in relation to the benefits obtained. The advisory fee paid to the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions, the Advisor may use such research in servicing its other fiduciary accounts and not all services received may be used by the Advisor in connection with its services to the Fund. However, the Fund may also benefit from research services received by the Advisor in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Advisor in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely affect the Fund but the Advisor deems that any disadvantage in the procedure would be outweighed by the increased opportunity to engage in volume transactions.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below. Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

* John W. Bagwell (35), Trustee and President of the Fund, founded JWB Management Corp. in October, 1995 and serves as Chief Executive Officer. Prior to this service, he served as a general securities principal for Polaris Financial Services, Inc. (6/93 - 10/95). Mr. Bagwell has also served as a registered investment advisor with JWB Investment Advisory & Research since April, 1993. Mr. Bagwell served as a general securities principal & registered representative for Mariner Financial Services, Inc. (11/91 - 6/93) and as a registered representative for Gaidos/Tani Associates (11/91 - 12/92) and Money Concepts International (7/90 - 11/91). Mr. Bagwell's business address is Century Square Building, 1188 Bishop Street, Suite #1712, Honolulu, HI 96813.

* Gregory P. Lussier (36), Trustee and Chief Financial Officer of the Fund, serves as Chief Financial Officer of JWB Management Corp. (since 2/96). Mr. Lussier is also a registered investment advisor (since 1/96), and served as a registered investment advisor representative with JWB Investment Advisory & Research (10/94 - 12/95). Mr. Lussier is also the President of The Financial Freedom Corp. (4/92 to present), and also serves as securities principal for Polaris Financial Services, Inc. (1/93 to present). Previously, Mr. Lussier served as a securities principal for Mariner Financial Services, Inc. (5/92 - 12/92), as a branch manager for P.F.S. Home Mortgages, Inc. and as a national sales director for Primerica Financial Services (5/82 - 9/92), and as a branch manager for First America National Securities (6/83 - 5/92). Mr. Lussier's business address is Wailuku Industrial Park, 270 Hookahi St., Suite #306, Wailuku, HI 96793-1466.

Pg. 5

* Richard A. Barnett (32 ), Trustee and Chief Operating Officer of the Fund, serves as Chief Operating Officer of JWB Management Corp. (since 10/95) and serves as the Chief Executive Officer of The Wellington Group, Ltd. (since 02/96). Mr. Barnett is also the President of Personal Financial Planning (1/94 to present). Previously, Mr. Barnett served as Vice President to the Jameson Financial Group (9/92 - 12/93) and as an Agent of American United Life (10/90 - 8/92). Mr. Barnett's business address is 31275 Northwestern Hwy., Suite #226, Farmington Hills, MI 48334.

* Roger Y. Dewa (58), Trustee and Secretary of the Fund, serves as Secretary and General Counsel to JWB Management Corp. (since 10/95). Mr. Dewa has been practicing law as a sole proprietor since 1969. Mr. Dewa's business address is Puahi Tower, 1001 Bishop Street, Suite #408, Honolulu, HI 96813.

Scott A. Hadley (30), Trustee of the Fund. Mr. Hadley has been an employee of McDonnell Douglas Corporation (1/90 to present). Prior to this position Mr. Hadley was in the U.S. Army (6/83 to 12/89). Mr. Hadley's business address is 5301 Bolsa Ave., Huntington Beach, CA 92647.

Wallace Y. Watanabe (49), Trustee of the Fund. Mr. Watanabe serves as President of the Honolulu City & County Employees Federal Credit Union (6/72 to present). Mr. Watanabe's business address is 832 S. Hotel St., Honolulu, HI 96813-2590.

Terry S. Krznarich, M.D. (34 ), Trustee of the Fund, serves as Chief Resident, Dep. of Pathology for Saint Johns Hospital (6/92 to present). Prior to this service, Doctor Krznarich was pursuing his education. Mr. Krznarich's business address is 22101 Moross St., Detroit, MI 48236.

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Advisor or its affiliates. It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $200 per meeting attended.

The following table sets forth information estimating the compensation of each current Trustee of the Fund for his services.

                              AGGREGATE          PENSION OR            ESTIMATED ANNUAL      TOTAL COMPENSATION
                              COMPENSATION       RETIREMENT BENEFITS   BENEFITS UPON         FROM THE FUND**
                              FROM THE FUND*     ACCRUED AS PART OF    RETIREMENT FROM THE
TRUSTEES                                         FUND EXPENSES         FUND

JOHN W. BAGWELL*                    NONE                 NONE                  NONE                   NONE
RICHARD A. BARNETT*                 NONE                 NONE                  NONE                   NONE
GREGORY P. LUSSIER*                 NONE                 NONE                  NONE                   NONE
ROGER Y. DEWA*                      NONE                 NONE                  NONE                   NONE
SCOTT A. HADLEY                     $800                 NONE                  NONE                  $800**
WALLACE Y. WATANABE                 $800                 NONE                  NONE                  $800**
TERRY S. KRZNARICH                  $800                 NONE                  NONE                  $800**

* Interested Trustees of the Fund are compensated by JWB Management Corp.
** Estimated fees for fiscal year ending December 31, 1996. Fees are based on a $200.00 fee per meeting. Four meetings are scheduled for 1996.

Pg. 6

INVESTMENT MANAGEMENT AND ADMINISTRATION

JWB Investment Advisory & Research serves as the Fund's investment Advisor and JWB Management Corp. serves as the Fund's Administrator. In addition to the services described in the Fund's Prospectus, the Advisor and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Advisor or its affiliates. For the services and facilities provided to the Fund by the Advisor, the Fund pays to the Advisor a monthly fee based upon the monthly average daily net assets of such Fund for such calendar month equal to 1% on assets of the Fund. For the services provided to the Fund by the Administrator, the Fund pays to the Administrator a monthly fee equal to .90 % of the Fund's average daily net assets.

The total operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Advisor's and the Administrator's fees, are subject to the most restrictive of the expenses limitations imposed by state securities commissions of the states in which the Fund's shares are registered or qualified for sale. The current most restrictive limitation that may apply to the Fund is 2.35% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million. The Advisor has agreed to absorb certain Fund operating expenses to the extent that the ratio of expenses to average daily net assets exceeds 2.35%.

The Board of Trustees of the Fund (including a majority of the Trustees who are not "interested persons" of the Fund) approved the Advisory Agreement on January 5, 1996. The Advisory Agreement provides that it will continue initially for two years, and from year-to-year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated upon 60 days written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement provides in substance that the Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or of reckless disregard of its obligations thereunder.

The Advisor has adopted a Code of Ethics which regulates the personal securities transactions of the Advisor's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity. Investment personnel are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) in which the Fund is considering buying or selling, or (iii) which the Fund has purchased or sold within seven calendar days.

Ownership   structure  of  JWB   Investment   Advisory  &  Research  is  a  sole
proprietorship, wholly owned by John W. Bagwell, and JWB Management Corp. percentage of stock ownership is 51% controlled by John W. Bagwell.

Pg. 7

                             PERFORMANCE INFORMATION

TOTAL RETURN. The Fund may advertise performance in terms of average annual total return for 1, 5 and 10- year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

               Where:      P = a hypothetical initial payment of $1,000
                   T = average annual total return
                   n = number of years
                   ERV = ending redeemable value of a hypothetical $1,000 payment and assumes all dividends and distributions by the Fund are re-invested at the price stated in the Prospectus on the re-investment dates during the period

In addition to average total returns, the Fund may quote an average or cumulative total return reflecting the change in value of an investment over a specified period. Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration.

YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(A-B/CD + 1)6 - 1]

         Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                   d = the maximum offering price per share on the last day of the period

DISTRIBUTION RATE. In its sales literature, the Fund may also quote its distribution rate along with the above described standard total return and yield information. The distribution rate is calculated by annualizing the latest distribution and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and, in effect, include a portion of the premium paid. A distribution can also include gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution is not considered investment income under generally accepted accounting principles.

Because a distribution can include such premiums and capital gains, the amount of the distribution may be susceptible to control by the Advisor through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by net asset value, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield calculated as described above.

Pg. 8

COMPARATIVE PERFORMANCE. The Fund's performance may be compared to that of other similar mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc., which monitors mutual fund performance. The Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals.

                             TAXES AND DISTRIBUTIONS

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock, securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares, should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as a long-term gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt- interest dividend) will be treated as a long-term capital loss to the extent of the long-term capital previously recognized. EACH INVESTOR SHOULD CONSULT A TAX ADVISOR REGARDING THE EFFECT OF FEDERAL, STATE, LOCAL, AND FOREIGN TAXES ON AN INVESTMENT IN THE FUND.

DIVIDENDS. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

Pg. 9

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTION. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                            DESCRIPTION OF THE TRUST

ORGANIZATION. JWB Aggressive Growth Fund is an open-end management investment company organized as a Massachusetts business trust on October 10, 1995. Under Massachusetts law, shareholders of Massachusetts business trusts may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligations of the Fund and satisfy any judgement thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

VOTING RIGHTS. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights and the right of redemption are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth above describing shareholder and Trustee liability. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust, including for the purpose of voting on the removal of one or more Trustees.

AUDITOR. Frasher & Associates, 1475 Saratoga Avenue, Suite 190, San Jose, California 95129, serves as the Trust's independent accountant. The independent accountant examines financial statements for the Fund and provides other audit, tax and related services.

                              Frasher & Associates

                          Certified Public Accountants

                              FINANCIAL STATEMENT

                           JWB Agressive Growth Fund
                      Statement of Assets and Liabilities
                               February 20, 1996

                             FRASHER AND ASSOCIATES
                         1475 Saratoga Avenue, Suite 190
                               San Jose, CA 95129
                 Office (408) 366-5000 Facsimile (408) 366-5008



INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of JWB Aggressive Growth Fund:

We have audited the statement of assets and liabilities of the JWB Aggressive Growth Fund as of February 20, 1996. The statement of assets and liabilities is the responsibility of management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of JWB Aggressive Growth Fund as of February 20, 1996, in conformity with generally accepted accounting principles.


Frasher & Associates
San Jose,  California
February 21, 1996

                               FINANCIAL STATEMENT


                           JWB Aggressive Growth Fund

                       Statement of Assets and Liabilities

                                February 20, 1996


Assets

          Cash                                                        $100,000
          Deferred organization expenses (Note 1)                     $ 19,500
                                                                      --------

                                          Total Assets                $119,500
                                                                      ========

LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:

                  Organization expenses payable                       $ 19,500
                                                                      ========


NET ASSETS                                                            $100,000
                                                                      ========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                          $10.00
                                                                      ========


NUMBER OF FUND SHARES SUBSCRIBED                                        10,000





The accompanying notes are an integral part of this financial statement.

JWB Aggressive Growth Fund
Notes to the Statement of Assets and Liabilities
February 20, 1996

1.                Organization

                  JWB Aggressive Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open end, diversified management investment company (referred to as a mutual fund.) The Fund was organized as a Massachusetts Business Trust on October 10, 1995. The Fund has had no operations through February 20, 1996, other than those relating to organizational matters, including the subscription of 10,000 shares of common stock to Alice P. Kakaio, the provider of the Fund's initial capital. Organization costs estimated at $19,500 will be deferred and amortized using the straight-line method over a period of five years from the commencement of operations of the Fund.

2.                Affiliated Service Provider

                  The Fund has entered into an advisory agreement (the "Advisory Agreement") with JWB Investment Advisory & Research (the "Advisor"). The Advisor is under common control with JWB Aggressive Growth Fund. The Advisory Agreement provides for the Fund to pay the Advisor an advisory fee calculated and accrued daily at the annual rate of 1% of the Fund's average daily net assets. The Advisor will provide portfolio management and certain administrative services for the Fund.

                  The Fund has also entered into an administration agreement (the "Administration Agreement") with JWB Management Corp. (the "Administrator"). The Administrator is under common control with JWB Aggressive Growth Fund. The Administration Agreement provides for the Fund to pay the Administrator an administration fee calculated and accrued daily at the annual rate of .90% of the Fund's average daily net assets.

3.                Income Taxes

                  The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to exempt it from all or substantially all federal income taxes.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 24. Financial Statements:

         (a) Financial Statements:

         The Registration's financial statement for the seed money in the Fund is incorporated by reference into the Registrant's Prospectus and Statement of Additions Information. The financial statements included are:

         1. Balance Sheet dated February 20, 1996 AS FILED HEREIN.

         (B) EXHIBITS:

         Except as noted, the following exhibits are being filed herewith:

         1. Declaration of Trust of Registrant dated October 10, 1995 is hereby incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on November 8, 1995.

         2. By-Laws of Registrant is hereby incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on November 8, 1995.

         3. Not applicable.

         4. Form of Specimen Share Certificate is hereby incorporated by reference from the Registrant's Pre-effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

         5. Form of Investment Advisory Agreement between JWB Investment Advisory & Research and the Registrant dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

         6. Distribution Agreement between Registrant, Declaration Distributors, Inc., and JWB Management Corp. dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

Pg. 2

         7. Not applicable.

         8. Custody Agreement between Registrant and First National Bank of Boston is hereby incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with Securities and Exchange Commission on November 8, 1995.

         9(b). Administration Agreement between Registrant and JWB Management Corp. dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

         9(c). Transfer Agency Agreement between Registrant and Declaration Services company dated January 5, 1996 is hereby incorporated by reference from the Registrant's Pre-effective Amendment #1 on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on January 8, 1996.

         10. Opinion and Consent of counsel is hereby incorporated by reference from the Registrant's Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on November 8, 1995.

         11. Consent of Independent Accountant dated Febuary 21, 1996 AS FILED HEREIN.

         12. Not applicable.

         13. Mutual Fund Subscription Purchase Agreement is incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-19124) filed on November 8, 1995.

         14. Not applicable.

         15. Not applicable.

         16. Not applicable.

         17(a). Power of Attorney of Roger Y. Dewa as filed herein.
         17(b). Power of Attorney of Richard A. Barnett AS FILED HEREIN. 17(c). Power of Attorney of Scott A. Hadley AS FILED HEREIN.
         17(d). Power of Attorney of Wallace Y. Watanabe AS FILED HEREIN. 17(e). Power of Attorney of Terry S. Krznarich, M.D. AS FILED HEREIN. 17(f). Power of Attorney of Gregory P. Lussier AS FILED HEREIN.

Pg. 3

Item 25. Persons Controlled by or under Common Control with Registrant.

         The Registrant does not directly or indirectly control any person. Alice P. Kakaio owns 100% of the Fund's shares as of the date of this filing.

         JWB Investment Advisory & Research, the Registrant's investment adviser (the "Adviser") is a sole proprietor, wholly owned by John W. Bagwell.

         JWB Management Corp., the registrant's Administrator is a Hawaii Corporation. The Administrator's stock is owned in the following proportions:

         John W. Bagwell, CEO owns 51% of the stock.

Item 26. Number of Holders of Securities.
         There was one record holder of the Fund as of the date of this filing.

Item 27. Indemnification: Section 8.4 of the Declaration of Trust filed on October 10th, 1995 provides for Indemnification of the Registrants Trustees & Officers under certain circumstances.

         Insofar as indemnification for liability arising under the Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         All of the information required by this item is set forth in the Form ADV, as amended, of JWB Investment Advisory & Research (File No. 801-43795 ). The following sections of Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part II
         (b) Section 6, Business Background, of each Schedule D.

Pg. 4

Item 29. Principal Underwriter

         (a) The Declaration Distributors, Inc., the principal underwriter of the Registrant, currently acts as a principal underwriter for the following investment companies:

         1. The Joshua Mutual Fund, Inc., and
         2. Declaration Fund

         (b) Directors and Officers of The Declaration Group are as follows:

         NAME: Terence P. Smith              POSITIONS AND OFFICES         POSITIONS AND
         555 North Lane, Suite #6160         WITH UNDERWRITER:             OFFICES WITH
         Conshohocken, PA 19428              Chairman & CEO &              REGISTRANT:
                                             President                     None

         (c) not applicable as of this date.

Item 30. Location of Accounts and Records

         (a) The Declaration of Trust, by-laws, minute books and procedural information of the Registrant are in the physical possession of JWB Management Corp., Century Square Building, 1188 Bishop Street, Suite #1712, Honolulu, HI 96813.

         (b) All books and records to be maintained by the custodian and fund accounting agent are held at: The First National Bank of Boston, 150 Royall Street, Canton, MA 02021.

         (c) All books and record required to be maintained by the transfer agent and distributer are held at: The Declaration Group, 555 North Lane, Conshohocken, PA 19428.

Item 31. Management Services

         JWB Management Corp. has engaged the services of Brown Legal Resources, Inc., 152R Main Street, Wenham, MA to provide administrative legal assistance to the management of the fund. Brown Legal Resources will be providing compliance instructions, assisting with Board of Trustees material on a quarterly basis and providing assistance with all other regulatory filings for the Trust.

Pg. 5

Item 32. Undertakings.

         The Registrant undertakes to file an amendment to the registration statement with financial statements which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement under the Securities Act of 1933.

Pg. 6

                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933 and the Investment Act of 1940, the Registrant (certifies that it meets all of the requirements of this registration statement under the Securities Act of 1933 and the Investment Company Act of 1940, as amended) has duly caused this Pre-effective Registration Statement No. 2 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Honolulu, and State of Hawaii on the 29th day of February, 1996.

                                                     JWB Aggressive Growth Fund

                                                     By: /s/ John W. Bagwell
                                                         _____________________
                                                     John W. Bagwell, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                     DATE

/s/ John W. Bagwell                          2/29/96
-----------------------                     ---------
John W. Bagwell,
Trustee

/s/ Richard A. Barnett                       2/29/96
-----------------------                     ---------
Richard A. Barnett,
Trustee

/s/ Roger Y. Dewa                            2/29/96
-----------------------                     ---------
Roger Y. Dewa,
Trustee

/s/ Wallace Y. Watanabe                      2/29/96
-----------------------                     ---------
Wallace Y. Watanabe,
Trustee

/s/ Scott A. Hadley                          2/29/96
-----------------------                     ----------
Scott A. Hadley,
Trustee

/s/ Terry S. Krznarich, M.D.                 2/29/96
-----------------------                     ----------
Terry S. Krznarich, M.D.,
Trustee

/s/ Gregory P. Lussier                       2/29/96
------------------------                   ----------
Gregory P. Lussier,
Trustee

Pg. 7

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                            DOCUMENT TITLE                     PAGE NUMBER

11          Consent of Independent Accountant dated Febuary 21, 1996.      2

17(a-f)     Power of Attorneys for Roger Y. Dewa, Richard A. Barnett,      2
            Scott A. Hadley, Wallace Y. Watanabe, Terry S. Krznarich and Gregory P. Lussier.